Recent Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Standards, Not Yet Adopted
The following table provides a brief description of recent accounting standards that had not been adopted by us as of December 31, 2017:

Standard	Description	Expected Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606), and subsequent amendments thereto
This standard provides a single, comprehensive revenue recognition model which replaces and supersedes most existing revenue recognition guidance and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard requires that the costs to obtain and fulfill contracts with customers should be recognized as assets and amortized to match the pattern of transfer of goods or services to the customer if expected to be recoverable. The standard also requires enhanced disclosures. This guidance may be adopted either retrospectively to each prior reporting period presented subject to allowable practical expedients (“full retrospective approach”) or as a cumulative-effect adjustment as of the date of adoption (“modified retrospective approach”).
January 1, 2018
We will adopt this standard on January 1, 2018 using the full retrospective approach. The adoption of this standard will not have a material impact upon our Consolidated Financial Statements but will result in significant additional disclosure regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including significant judgments and assumptions used in applying the standard. For the purpose of these Consolidated Financial Statements, we have retrospectively applied this standard and have included the additional disclosures at Note 13—Revenues from Contracts with Customers.

ASU 2016-02, Leases (Topic 842), and subsequent amendments thereto
This standard requires a lessee to recognize leases on its balance sheet by recording a lease liability representing the obligation to make future lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. A lessee is permitted to make an election not to recognize lease assets and liabilities for leases with a term of 12 months or less. The standard also modifies the definition of a lease and requires expanded disclosures. This guidance may be early adopted, and must be adopted using a modified retrospective approach with certain available practical expedients.
January 1, 2019
We continue to evaluate the effect of this standard on our Consolidated Financial Statements. Preliminarily, we anticipate a material impact from the requirement to recognize all leases upon our Consolidated Balance Sheets. Because this assessment is preliminary and the accounting for leases is subject to significant judgment, this conclusion could change as we finalize our assessment. We have not yet determined the impact of the adoption of this standard upon our results of operations or cash flows. We expect to elect the practical expedient to retain our existing accounting for land easements which were not previously accounted for as leases. We have not yet determined whether we will elect any other practical expedients upon transition.

Standard	Description	Expected Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory
This standard requires the immediate recognition of the tax consequences of intercompany asset transfers other than inventory. This guidance may be early adopted, but only at the beginning of an annual period, and must be adopted using a modified retrospective approach.
		January 1, 2018	We are currently evaluating the impact of the provisions of this guidance on our Consolidated Financial Statements and related disclosures.

Recent Accounting Standards, Adopted
Additionally, the following table provides a brief description of recent accounting standards that were adopted by us during the reporting period:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory
This standard requires inventory to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This guidance may be early adopted and must be adopted prospectively.
		January 1, 2017	The adoption of this guidance did not have a material impact on our Consolidated Financial Statements or related disclosures.
ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting
This standard primarily requires the recognition of excess tax benefits for share-based awards in the statement of operations and the classification of excess tax benefits as an operating activity within the statement of cash flows. The guidance also allows an entity to elect to account for forfeitures when they occur. This guidance may be early adopted, but all of the guidance must be adopted in the same period.
January 1, 2017
Upon adoption of this guidance, we made a cumulative effect adjustment to accumulated deficit for all excess tax benefits not previously recognized, offset by the change in valuation allowance, and for our election to account for forfeitures as they occur. The adoption of this guidance did not have a material impact on our Consolidated Financial Statements or related disclosures.

ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
This standard simplifies the measurement of goodwill impairment by eliminating the requirement for an entity to perform a hypothetical purchase price allocation. An entity will instead measure the impairment as the difference between the carrying amount and the fair value of the reporting unit. This guidance may be early adopted beginning January 1, 2017, and must be adopted prospectively.
		January 1, 2017	The adoption of this guidance did not have a material impact on our Consolidated Financial Statements or related disclosures.
ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting
This standard clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. An entity will not apply modification accounting to a share-based payment award if the award’s fair value, vesting conditions and classification as an equity or liability award are the same prior to and after the change. This guidance may be early adopted and must be adopted prospectively.
		June 30, 2017	The adoption of this guidance did not have a material impact on our Consolidated Financial Statements or related disclosures.